DISPOSAL OF LONG-LIVED ASSETS - Calculation of loss on loss of control of Golar Power (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 06, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Net proceeds		$ 0	$ 0	$ 113,321
Less:
Loss on loss of control of Golar Power		$ 0	$ 0	$ (8,483)
Golar Power
Schedule of Equity Method Investments [Line Items]
Net proceeds	$ 113,000
Fair value of equity method investment	$ 232,701
Ownership percentage	50.00%	50.00%	50.00%
Less:
Carrying value of Golar Power’s net assets	$ 236,713
Guarantees issued by Golar to Golar Power	4,471
Loss on loss of control of Golar Power	(8,483)
Fair value of 50% retained investment in Golar Power | Golar Power
Schedule of Equity Method Investments [Line Items]
Fair value of equity method investment	$ 116,000
Ownership percentage	50.00%
Fair value of counter guarantees from Golar Power | Golar Power
Schedule of Equity Method Investments [Line Items]
Fair value of equity method investment	$ 3,701